Taxation - Summary of reconciliation of income tax (expenses)benefits (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Current income tax	¥ 5,318	¥ 1,474
Deferred income tax	(0)	(0)
Loss before income tax	(255,144)	(76,423)
Tax calculated at statutory income tax rate of 25% in mainland China	(63,786)	(19,106)
Tax Effects Of [Abstract]
— Expenses not deductible for income tax purposes	1,069	469
— Tax losses for which no deferred tax assets were recognized	68,035	20,111
- Utilization of previously unrecognized tax losses	0	0
Total	¥ 5,318	¥ 1,474